Summary of Significant Accounting Policies (Details Narrative) (FaceBank Group, Inc. Pre-Merger)	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Evolution AI Corporation [Member]
Ownership interest percentage	99.70%
Highlight Finance Corp [Member]
Ownership interest percentage	70.00%
Pulse Evolution Corporation [Member]
Ownership interest percentage	76.00%
FaceBank Group, Inc Pre-Merger [Member] | Evolution AI Corporation [Member]
Ownership interest percentage		99.70%	99.70%
FaceBank Group, Inc Pre-Merger [Member] | Highlight Finance Corp [Member]
Ownership interest percentage		70.00%	70.00%
FaceBank Group, Inc Pre-Merger [Member] | Pulse Evolution Corporation [Member]
Ownership interest percentage		76.00%	68.00%